RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 31, 2022
Related Party Transactions [Abstract]
Schedule of balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Due to the President and CEO	8,172,075	14,369,004
Lease liabilities due to a company controlled by the CEO	9,279,123	9,539,744
Lease liabilities due to SDP Development	412,093	589,328
Due to the CFO of the Company	360	527
	17,863,651	24,498,603

Schedule of transactions with related parties including key management personnel [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Consulting fees paid to a director	240,000	-
Amounts paid to CEO or companies controlled by CEO	8,632,619	10,368,616
Salary paid to directors and officers	496,807	499,710
Share compensation for directors and officers	251,333	360,610
Convertible debenture interest paid to directors and officers	-	18,346
Lease payments made to SDP Development	209,176	228,192
	9,829,935	11,475,474